Summary of significant accounting policies (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013 Y
Summary Of Significant Accounting Policies 1	$ 0
Summary Of Significant Accounting Policies 2	0
Summary Of Significant Accounting Policies 3	$ 500
Summary Of Significant Accounting Policies 4	3
Summary Of Significant Accounting Policies 5	7
Summary Of Significant Accounting Policies 6	174,773,105
Summary Of Significant Accounting Policies 7	187,086,566